Nicholas Company, Inc.

700 North Water Street

Milwaukee, WI 53202

January 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:       Nicholas Limited Edition, Inc. (the “Fund”)

            Registration Nos. 033-11420/811-04993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Class N Registration Statement on Form N-1A which was filed electronically on January 28, 2015 as Amendment No. 55 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Jason T. Thompson of Michael Best & Friedrich LLP at (414) 277-3482.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May

Nicholas Company, Inc.